Fees Summary	Apr. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 469,069,753.00
Previously Paid Amount	2,900.00
Total Fee Amount	64,778.53
Total Offset Amount	24,720.00
Net Fee	$ 37,158.53
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A